Major restructuring costs - Summary of Major Restructuring Charges from Continuing Operations by Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of restructuring costs [line items]
Cost of sales	£ 9,048	£ 8,565	£ 9,554
Selling, general and administration	11,015	9,385	8,372
Research and development	6,401	6,223	5,488
Other operating expense	1,530	363	235
Cost of major restructuring
Disclosure of restructuring costs [line items]
Cost of sales	163	164	102
Selling, general and administration	160	216	180
Research and development	9	2	39
Other operating expense	21	0	0
Cost charged to operating profit	£ 353	£ 382	£ 321